Line of Credit (Details Narrative) (10Q) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 31, 2014	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Line of credit		$ 57,741		$ 49,708	$ 34,981
Line of credit interest rate		5.20%	5.20%	5.20%	4.95%
Available to borrow under the line of credit		$ 42,259		$ 50,292	$ 65,019
Weighted average interest rate		5.20%		4.95%	4.95%
Prime Rate [Member]
Line of credit interest rate				1.70%
Revolving Credit Facility [Member] | Regions Bank [Member]
Line of credit	$ 100,000
Line of credit expiration date	Oct. 27, 2017